Defined benefit plan - Movement in Defined Benefit Obligation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Ending defined benefit obligation as of June 30	$ 2,436
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning defined benefit obligation as of January 1	14,936
Current service cost	718
Interest expense on defined benefit obligation	22
Contributions paid by employees	432
Benefits (paid)/deposited	1,041
Remeasurement (gain)/loss on defined benefit obligation	(1,998)
Other	5
Foreign currency exchange (gains)/losses	(732)
Ending defined benefit obligation as of June 30	$ 14,424